Trade payables and other current liabilities	9 Months Ended
Sep. 30, 2023
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities
Trade payables and other current liabilities as of September 30, 2023, and December 31, 2022, are as follows:

	Balance as of September 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade accounts payable	76,808	84,465
Down payments from clients	5,344	11,169
Other accounts payable	54,384	44,596
Total	136,536	140,230

Trade accounts payable mainly relate to the operation and maintenance of the plants.
Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.